Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets	$ 2,150	$ 1,958	$ 1,786
Cost of Sales [Member]
Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets	2,130	1,940	1,770
General and Administrative Expense [Member]
Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets	$ 20	$ 20	$ 20
Licensed Software [Member]
Intangible Assets (Details) [Line Items]
Weighted average amortization period	5 years 3 days	5 years 3 months 3 days	5 years 3 months 10 days